Document and Entity Information	Dec. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810019
Document Type	8-K
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	RACKSPACE TECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39420
Entity Tax Identification Number	81-3369925
Entity Address, Address Line One	1 Fanatical Place
Entity Address, Address Line Two	City of Windcrest
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78218
City Area Code	(210)
Local Phone Number	312-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false